CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Stockholders' equity
Share capital, par value (in dollars per share)	$ 1	$ 1
Share Capital, shares authorized	125,000,000	125,000,000
Share Capital, shares issued	93,468,000	93,404,000
Share Capital, shares outstanding	93,468,000	93,404,000